Organization (Tables)	6 Months Ended
Mar. 31, 2026
Organization [Abstract]
Schedule of Gain on Disposal of subsidiaries
Amounts

The fair value of the consideration received	—

Less: net identifiable liabilities to be disposed	54,121
Gain on disposal of subsidiaries	54,121

Schedule of Assets and Liabilities

Below are the assets and liabilities of PAII as of date of disposal:

Amounts
Assets
Cash	366
Accounts receivables	8,790
Tax receivable	49,491
Prepaid expenses and other assets	7,824
Total Assets	66,471

Liabilities
Accrued expenses and other current liabilities	(120,592)
Total liabilities	(120,592)
Net identifiable liabilities to be disposed	(54,121)

The following tables represent the financial information of the business classified as discontinued operations for the six months ended March 31, 2026 and 2025:

	For the six months ended March 31,
	2026	2025
DISCONTINUED OPERATIONS
Total net revenue	—	—

Operation cost and expenses
Selling, general and administrative expenses	—	133,749
Total operation cost and expenses	—	133,749

Other income	—	(9,406)

Loss before income taxes benefit	—	(124,343)
Income taxes benefit	—	9,661
Net loss from discontinued operations	$—	$(114,682)

	For the six months ended March 31,
	2026	2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net losses	—	(114,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of Right-of-use assets	—	99,343
Interest on Lease liabilities	—	5,030
Gain on Lease Termination	—	(9,386)
Changes in operating assets and liabilities	—	3,730
Net cash used in operating activities	—	(15,965)

Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	—	14,691

Net decrease in cash and cash equivalents and restricted cash	—	(1,274)
Cash and cash equivalents and restricted cash at the beginning of year	—	1,720
Cash and cash equivalents and restricted cash at the end of year	$—	$446

Schedule of Subsidiaries of the Group after Reorganization

Details of the subsidiaries of the Group after reorganization are set out below:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”)	May 23, 2014	British Virgin Islands	100%	Private wealth management service provider
Prestige Wealth Management Limited (“PWM”)	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Private wealth management service provider
AISYS Inc. (“AISYS’)	May 10, 2024	British Virgin Islands	100%	Inactive
SPW Global Inc (“SPW”)	March 11, 2024	British Virgin Islands	100%	Inactive
Wealth AI PTE LTD. (“Wealth AI”)	May 20, 2022	Singapore	Wholly owned subsidiary of SPW	Wealth management solutions provider
Tokyo Bay Management Inc. (“Tokyo Bay”)	April 05, 2024	British Virgin Islands	100%	Wealth management service provider
InnoSphere Tech Inc. (“InnoSphere Tech”)	October 28, 2024	British Virgin Islands	100%	Service provider based on AI technology
InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”)	February 20, 2025	Singapore	Wholly owned subsidiary of InnoSphere Tech	Service provider based on AI technology